PROPERTY AND EQUIPMENT - Property and Equipment and Related Accumulated Depreciation (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,009	$ 1,004
Less: accumulated depreciation	(966)	(881)
Total Property and Equipment, Net	43	123
Lab equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	569	570
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	16	16
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	99	97
Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	32	28
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 293	$ 293